Shareholder Report, Holdings (Details)	Jun. 30, 2024
American Funds® Strategic Bond Fund Class R-6 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.14%
American Funds® Strategic Bond Fund Class R-6 | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.24%
American Funds® Strategic Bond Fund Class R-6 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.06%
American Funds® Strategic Bond Fund Class R-6 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%
American Funds® Strategic Bond Fund Class R-6 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
American Funds® Strategic Bond Fund Class R-6 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
American Funds® Strategic Bond Fund Class R-6 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American Funds® Strategic Bond Fund Class R-6 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American Funds® Strategic Bond Fund Class R-6 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Strategic Bond Fund Class R-6 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds® Strategic Bond Fund Class R-6 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%	[2]
American Funds® Strategic Bond Fund Class R-5 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.14%
American Funds® Strategic Bond Fund Class R-5 | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.24%
American Funds® Strategic Bond Fund Class R-5 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.06%
American Funds® Strategic Bond Fund Class R-5 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%
American Funds® Strategic Bond Fund Class R-5 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
American Funds® Strategic Bond Fund Class R-5 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
American Funds® Strategic Bond Fund Class R-5 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American Funds® Strategic Bond Fund Class R-5 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American Funds® Strategic Bond Fund Class R-5 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Strategic Bond Fund Class R-5 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds® Strategic Bond Fund Class R-5 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%	[2]
American Funds® Strategic Bond Fund Class R-5E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.14%
American Funds® Strategic Bond Fund Class R-5E | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.24%
American Funds® Strategic Bond Fund Class R-5E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.06%
American Funds® Strategic Bond Fund Class R-5E | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%
American Funds® Strategic Bond Fund Class R-5E | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
American Funds® Strategic Bond Fund Class R-5E | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
American Funds® Strategic Bond Fund Class R-5E | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American Funds® Strategic Bond Fund Class R-5E | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American Funds® Strategic Bond Fund Class R-5E | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Strategic Bond Fund Class R-5E | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds® Strategic Bond Fund Class R-5E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%	[2]
American Funds® Strategic Bond Fund Class R-4 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.14%
American Funds® Strategic Bond Fund Class R-4 | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.24%
American Funds® Strategic Bond Fund Class R-4 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.06%
American Funds® Strategic Bond Fund Class R-4 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%
American Funds® Strategic Bond Fund Class R-4 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
American Funds® Strategic Bond Fund Class R-4 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
American Funds® Strategic Bond Fund Class R-4 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American Funds® Strategic Bond Fund Class R-4 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American Funds® Strategic Bond Fund Class R-4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Strategic Bond Fund Class R-4 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds® Strategic Bond Fund Class R-4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%	[2]
American Funds® Strategic Bond Fund Class R-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.14%
American Funds® Strategic Bond Fund Class R-3 | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.24%
American Funds® Strategic Bond Fund Class R-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.06%
American Funds® Strategic Bond Fund Class R-3 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%
American Funds® Strategic Bond Fund Class R-3 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
American Funds® Strategic Bond Fund Class R-3 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
American Funds® Strategic Bond Fund Class R-3 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American Funds® Strategic Bond Fund Class R-3 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American Funds® Strategic Bond Fund Class R-3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Strategic Bond Fund Class R-3 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds® Strategic Bond Fund Class R-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%	[2]
American Funds® Strategic Bond Fund Class R-2E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.14%
American Funds® Strategic Bond Fund Class R-2E | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.24%
American Funds® Strategic Bond Fund Class R-2E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.06%
American Funds® Strategic Bond Fund Class R-2E | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%
American Funds® Strategic Bond Fund Class R-2E | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
American Funds® Strategic Bond Fund Class R-2E | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
American Funds® Strategic Bond Fund Class R-2E | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American Funds® Strategic Bond Fund Class R-2E | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American Funds® Strategic Bond Fund Class R-2E | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Strategic Bond Fund Class R-2E | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds® Strategic Bond Fund Class R-2E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%	[2]
American Funds® Strategic Bond Fund Class R-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.14%
American Funds® Strategic Bond Fund Class R-2 | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.24%
American Funds® Strategic Bond Fund Class R-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.06%
American Funds® Strategic Bond Fund Class R-2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%
American Funds® Strategic Bond Fund Class R-2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
American Funds® Strategic Bond Fund Class R-2 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
American Funds® Strategic Bond Fund Class R-2 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American Funds® Strategic Bond Fund Class R-2 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American Funds® Strategic Bond Fund Class R-2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Strategic Bond Fund Class R-2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds® Strategic Bond Fund Class R-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%	[2]
American Funds® Strategic Bond Fund Class R-1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.14%
American Funds® Strategic Bond Fund Class R-1 | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.24%
American Funds® Strategic Bond Fund Class R-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.06%
American Funds® Strategic Bond Fund Class R-1 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%
American Funds® Strategic Bond Fund Class R-1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
American Funds® Strategic Bond Fund Class R-1 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
American Funds® Strategic Bond Fund Class R-1 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American Funds® Strategic Bond Fund Class R-1 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American Funds® Strategic Bond Fund Class R-1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Strategic Bond Fund Class R-1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds® Strategic Bond Fund Class R-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%	[2]
American Funds® Strategic Bond Fund Class 529-F-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.14%
American Funds® Strategic Bond Fund Class 529-F-3 | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.24%
American Funds® Strategic Bond Fund Class 529-F-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.06%
American Funds® Strategic Bond Fund Class 529-F-3 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%
American Funds® Strategic Bond Fund Class 529-F-3 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
American Funds® Strategic Bond Fund Class 529-F-3 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
American Funds® Strategic Bond Fund Class 529-F-3 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American Funds® Strategic Bond Fund Class 529-F-3 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American Funds® Strategic Bond Fund Class 529-F-3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Strategic Bond Fund Class 529-F-3 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds® Strategic Bond Fund Class 529-F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%	[2]
American Funds® Strategic Bond Fund Class 529-F-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.14%
American Funds® Strategic Bond Fund Class 529-F-2 | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.24%
American Funds® Strategic Bond Fund Class 529-F-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.06%
American Funds® Strategic Bond Fund Class 529-F-2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%
American Funds® Strategic Bond Fund Class 529-F-2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
American Funds® Strategic Bond Fund Class 529-F-2 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
American Funds® Strategic Bond Fund Class 529-F-2 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American Funds® Strategic Bond Fund Class 529-F-2 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American Funds® Strategic Bond Fund Class 529-F-2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Strategic Bond Fund Class 529-F-2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds® Strategic Bond Fund Class 529-F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%	[2]
American Funds® Strategic Bond Fund Class 529-F-1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.14%
American Funds® Strategic Bond Fund Class 529-F-1 | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.24%
American Funds® Strategic Bond Fund Class 529-F-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.06%
American Funds® Strategic Bond Fund Class 529-F-1 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%
American Funds® Strategic Bond Fund Class 529-F-1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
American Funds® Strategic Bond Fund Class 529-F-1 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
American Funds® Strategic Bond Fund Class 529-F-1 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American Funds® Strategic Bond Fund Class 529-F-1 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American Funds® Strategic Bond Fund Class 529-F-1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Strategic Bond Fund Class 529-F-1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds® Strategic Bond Fund Class 529-F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%	[2]
American Funds® Strategic Bond Fund Class 529-T | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.14%
American Funds® Strategic Bond Fund Class 529-T | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.24%
American Funds® Strategic Bond Fund Class 529-T | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.06%
American Funds® Strategic Bond Fund Class 529-T | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%
American Funds® Strategic Bond Fund Class 529-T | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
American Funds® Strategic Bond Fund Class 529-T | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
American Funds® Strategic Bond Fund Class 529-T | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American Funds® Strategic Bond Fund Class 529-T | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American Funds® Strategic Bond Fund Class 529-T | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Strategic Bond Fund Class 529-T | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds® Strategic Bond Fund Class 529-T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%	[2]
American Funds® Strategic Bond Fund Class 529-E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.14%
American Funds® Strategic Bond Fund Class 529-E | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.24%
American Funds® Strategic Bond Fund Class 529-E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.06%
American Funds® Strategic Bond Fund Class 529-E | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%
American Funds® Strategic Bond Fund Class 529-E | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
American Funds® Strategic Bond Fund Class 529-E | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
American Funds® Strategic Bond Fund Class 529-E | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American Funds® Strategic Bond Fund Class 529-E | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American Funds® Strategic Bond Fund Class 529-E | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Strategic Bond Fund Class 529-E | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds® Strategic Bond Fund Class 529-E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%	[2]
American Funds® Strategic Bond Fund Class 529-C | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.14%
American Funds® Strategic Bond Fund Class 529-C | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.24%
American Funds® Strategic Bond Fund Class 529-C | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.06%
American Funds® Strategic Bond Fund Class 529-C | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%
American Funds® Strategic Bond Fund Class 529-C | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
American Funds® Strategic Bond Fund Class 529-C | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
American Funds® Strategic Bond Fund Class 529-C | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American Funds® Strategic Bond Fund Class 529-C | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American Funds® Strategic Bond Fund Class 529-C | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Strategic Bond Fund Class 529-C | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds® Strategic Bond Fund Class 529-C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%	[2]
American Funds® Strategic Bond Fund Class 529-A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.14%
American Funds® Strategic Bond Fund Class 529-A | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.24%
American Funds® Strategic Bond Fund Class 529-A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.06%
American Funds® Strategic Bond Fund Class 529-A | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%
American Funds® Strategic Bond Fund Class 529-A | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
American Funds® Strategic Bond Fund Class 529-A | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
American Funds® Strategic Bond Fund Class 529-A | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American Funds® Strategic Bond Fund Class 529-A | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American Funds® Strategic Bond Fund Class 529-A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Strategic Bond Fund Class 529-A | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds® Strategic Bond Fund Class 529-A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%	[2]
American Funds® Strategic Bond Fund Class F-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.14%
American Funds® Strategic Bond Fund Class F-3 | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.24%
American Funds® Strategic Bond Fund Class F-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.06%
American Funds® Strategic Bond Fund Class F-3 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%
American Funds® Strategic Bond Fund Class F-3 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
American Funds® Strategic Bond Fund Class F-3 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
American Funds® Strategic Bond Fund Class F-3 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American Funds® Strategic Bond Fund Class F-3 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American Funds® Strategic Bond Fund Class F-3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Strategic Bond Fund Class F-3 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds® Strategic Bond Fund Class F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%	[2]
American Funds® Strategic Bond Fund Class F-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.14%
American Funds® Strategic Bond Fund Class F-2 | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.24%
American Funds® Strategic Bond Fund Class F-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.06%
American Funds® Strategic Bond Fund Class F-2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%
American Funds® Strategic Bond Fund Class F-2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
American Funds® Strategic Bond Fund Class F-2 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
American Funds® Strategic Bond Fund Class F-2 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American Funds® Strategic Bond Fund Class F-2 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American Funds® Strategic Bond Fund Class F-2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Strategic Bond Fund Class F-2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds® Strategic Bond Fund Class F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%	[2]
American Funds® Strategic Bond Fund Class F-1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.14%
American Funds® Strategic Bond Fund Class F-1 | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.24%
American Funds® Strategic Bond Fund Class F-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.06%
American Funds® Strategic Bond Fund Class F-1 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%
American Funds® Strategic Bond Fund Class F-1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
American Funds® Strategic Bond Fund Class F-1 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
American Funds® Strategic Bond Fund Class F-1 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American Funds® Strategic Bond Fund Class F-1 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American Funds® Strategic Bond Fund Class F-1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Strategic Bond Fund Class F-1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds® Strategic Bond Fund Class F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%	[2]
American Funds® Strategic Bond Fund Class T | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.14%
American Funds® Strategic Bond Fund Class T | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.24%
American Funds® Strategic Bond Fund Class T | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.06%
American Funds® Strategic Bond Fund Class T | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%
American Funds® Strategic Bond Fund Class T | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
American Funds® Strategic Bond Fund Class T | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
American Funds® Strategic Bond Fund Class T | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American Funds® Strategic Bond Fund Class T | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American Funds® Strategic Bond Fund Class T | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Strategic Bond Fund Class T | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds® Strategic Bond Fund Class T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%	[2]
American Funds® Strategic Bond Fund Class C | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.14%
American Funds® Strategic Bond Fund Class C | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.24%
American Funds® Strategic Bond Fund Class C | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.06%
American Funds® Strategic Bond Fund Class C | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%
American Funds® Strategic Bond Fund Class C | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
American Funds® Strategic Bond Fund Class C | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
American Funds® Strategic Bond Fund Class C | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American Funds® Strategic Bond Fund Class C | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American Funds® Strategic Bond Fund Class C | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Strategic Bond Fund Class C | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds® Strategic Bond Fund Class C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%	[2]
American Funds® Strategic Bond Fund Class A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.14%
American Funds® Strategic Bond Fund Class A | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.24%
American Funds® Strategic Bond Fund Class A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.06%
American Funds® Strategic Bond Fund Class A | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%
American Funds® Strategic Bond Fund Class A | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
American Funds® Strategic Bond Fund Class A | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
American Funds® Strategic Bond Fund Class A | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American Funds® Strategic Bond Fund Class A | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American Funds® Strategic Bond Fund Class A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Strategic Bond Fund Class A | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds® Strategic Bond Fund Class A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%	[2]

[1]	Less than 0.01%.
[2]	Includes derivatives.